Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	R$ 0	R$ 0
Income expense from related party transactions	0	6,104	R$ (160,835)
Securities [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	17,403	24,770
Securities purchased under agreements to sell [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	5,101	9,370
Accounts receivable and loans operations [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	424	1,330
Securities sold under repurchase agreement [Member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	0	(16,824)	(196,305)
Long-term borrowings [member]
Disclosure of transactions between related parties [line items]
Due from due to related party transactions	0	0
Income expense from related party transactions	R$ 0	R$ 0	R$ 0